UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2007

Date of reporting period: January 1, 2007 - June 30, 2007

Kavilco Incorporated
Semi-Annual Report
June 30, 2007

ITEM 1. EXCERPTS FROM NEWSLETTER TO SHAREHOLDERS REGARDING FINANCIAL STATEMENTS.

Note to the SEC: Kavilco Incorporated is an Alaska Native Corporation that operates under the Investment Company Act of 1940. The Alaska Native Claims Settlement Act, which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock can only be transferred by court decree or gifting to a blood relative, and cannot be sold or used as collateral. The following discussion has been edited so that only the shareholder meetings announcements, portfolio and financial issues from Kavilco's newsletter are attached to the N-CSRS. Topics not addressed in our filing are Direct Deposit, Website, In Memoriam and In Kasaan.

INFORMATIONAL SHAREHOLDER MEETING TO BE HELD IN SEATTLE ON SEPTEMBER 15, 2007

The Board voted to hold an INFORMATIONAL SHAREHOLDER MEETING in Seattle to accommodate our shareholders who can't attend the Annual Meeting in Ketchikan. However, all Kavilco shareholders are welcome and invited to attend. Primary items of business will be Kavilco shareholder meeting information, estate settlement and other shareholder issues.

DATE: Saturday, September 15, 2007
PLACE: Seattle Airport Marriott, 3201 S. 176th Street, Seattle, Washington
Phone: 206-241-2000
TIME: 1:00 to 3:00 p.m.
Lunch will be provided before the meeting at noon.

34TH ANNUAL MEETING OF SHAREHOLDERS

The 34th Annual Shareholders' Meeting is scheduled for Saturday, November 3, 2007. The meeting will be held at the Ted Ferry Civic Center in Ketchikan, Alaska.

Registration will take place from 11:00 a.m. to noon. The meeting will be held from 1:00 p.m. to 3:00 p.m. The primary items of business are approval of Kavilco's independent public accountants and the election of Directors. Directors whose terms expire this year are Laird A. Jones, Melanie Locklear and Louis A. Thompson. Your 2006 Annual Report and proxy statement will be mailed in October. YOUR VOTE IS IMPORTANT! Even if you can't attend the meeting, we hope you will vote your proxy.

The Cape Fox Lodge will host the banquet and auction after the meeting. Doors will open at 5:30 p.m.

PORTFOLIO

In the March newsletter I discussed the housing situation. Although the discussion centered on the increase in unsold homes, the real issue is mortgages. The amount of mortgage debt created over the past six years ballooned to the point that it equals all the mortgage debt created over the past 50 years. Trillions of dollars were lent to people who were unable to repay their loans. Foreclosures recently soared 90% compared to a year ago. This may be just the tip of the iceberg because lenders say 15 million more homes may end up being foreclosed on.

Given the foregoing, there is little doubt that new home construction and existing home sales, along with values, will be subject to a major downward adjustment. But what about the investors who purchased bonds from institutions that underwrote the subprime mortgages? Investment banks bundled the subprime and conventional mortgages with high-yield bonds and loans into Collateral Debt Obligations (CDO). The CDOs received the highest bond ratings and yielded twice as much as a comparable corporate bond. The problem is when the subprime mortgages default; the entire CDO can become worthless. Investors have been abandoning the CDO market in favor of U.S. Treasury bonds (flight to quality) which has caused interest rates to fall. Although interest rates shot up in early June on speculation that the Fed was not going to reduce interest rates this year, our highly speculative 30-year Treasury bond strategy is predicated on falling interest rates and patience.

At our January Board Meeting we established a new investment policy and strategies for equities. We have set aside $2 million for equity investments with most of our investments in the oil and gas sector. We are also concentrating on global investments because Asia and Europe's economies are doing better than ours. So far our stock strategy has shown promise; however, we have a tight rein on the stock portfolio and have established various criteria for selling a stock. This has special relevance given the foregoing discussion on housing and the negative impact it will have on our economy.

KAVILCO INCORPORATED
(AN INVESTMENT COMPANY)


                                                 FOR THE SIX MONTHS
                                                ENDED JUNE 30, 2007
STATEMENTS OF ASSETS AND LIABILITIES                    (UNAUDITED)
ASSETS
     Investments in securities,
          at market value
          (identified cost $33,345,565)                $ 33,242,058
     Real estate at fair value
          (identified cost $1,054,089)                    3,588,815
     Cash                                                   257,985
     Interest receivable                                    434,249
     Premises and equipment, net                             13,886
     Prepaid expenses and other assets                       23,818
                                                       ------------
          Total Assets                                   37,560,811
                                                       ------------

LIABILITIES
     Accounts payable and accrued expenses                      151
     Dividends payable                                       55,896
                                                       ------------
          Total liabilities                                  56,047
                                                       ------------

NET ASSETS                                             $ 37,504,764
                                                       ============

     Net assets consist of:
          Unrealized appreciation
               (depreciation) on
               Investments                             $  (103,507)
               Real estate                                2,534,726
          Contributed capital                            35,073,546
                                                       ------------

               Net assets                              $ 37,504,764
                                                       ============

     Net asset value per share of Class A
          and Class B common stock
          ($37,504,765) divided by
          12,000 shares outstanding                    $      3,125
                                                       ============


See accompanying notes (unaudited).

KAVILCO INCORPORATED
(AN INVESTMENT COMPANY)


                                                     FOR THE SIX MONTHS
                                                    ENDED JUNE 30, 2007
SCHEDULE OF INVESTMENTS                                     (UNAUDITED)
                                                PRINCIPAL
                                            AMOUNT/SHARES         VALUE
INVESTMENT IN SECURITIES - 88.6%
     U.S. GOVERNMENT SECURITIES - 62.5%
          U.S. Treasury Bond,
               7.250%, 05/15/16                 2,000,000    $2,311,400
          U.S. Treasury Bond,
               5.375%, 02/15/31                 2,000,000     2,053,760
          U.S. Treasury Bond,
               4.750%, 02/15/37                10,000,000     9,428,900
          Federal National Mortgage
            Association - variable rates
               6.210%, 11/07/07                 1,000,000     1,002,720
               6.150%, 12/10/07                 1,000,000     1,003,220
               4.000%, 12/14/07                 1,000,000       993,440
               3.375%, 07/07/10                 1,000,000       995,940
          Federal Home Loan Bank -
            variable rates
               4.000%, 06/30/10                 1,000,000       992,500
               6.625%, 06/27/22                 2,000,000     1,996,160
                                                             ----------
                    Total U.S.
                    Government
                    Securities (cost
                    $23,207,866)                             20,778,040
                                                             ----------

CORPORATE OBLIGATIONS - 20.2%
     Beverage
          Coca Cola Enterprises,
               8.500%, 02/01/12                   700,000       782,341
     Diversified financial services
          General Electric Capital Corp.,
               8.500%, 07/24/08                 1,000,000     1,028,000
     Electric utility
          Potomac Electric Power,
               6.500%, 03/15/08                   190,000       191,142
     Entertainment
          Walt Disney Co.,
               5.800%, 10/28/08                   290,000       290,574
     Food processing
          Heinz Corp., 6.000%, 03/15/08           229,000       229,646
     Retail store
          Wal-Mart Stores,
               6.875%, 08/10/09                 1,000,000     1,031,270
          Dayton Hudson, 8.600%, 01/15/12         100,000       111,744
     Securities brokerage
          Merrill Lynch, 6.375%, 10/15/08       1,000,000     1,010,960
          Bear Stearns, 7.625%, 12/07/09        1,000,000     1,045,520
     Telecommunication services
          Pacific Bell, 6.125%, 02/15/08        1,000,000     1,002,500
                                                             ----------
               Total Corporate
                  Obligations
                 (cost $6,549,914)                            6,723,697
                                                             ----------

COMMON STOCK - 3.8%
     Air Transportation -
          Bristow Group Inc.                        1,000        49,550
     Computer Software & Services
          Microsoft Corp.                           3,640       107,270
     Exchange Traded Funds
          CurrencyShares British Pound                250        50,407
          I-Shares MSCI Pacific Ex-Japan              360        52,740
          I-Shares S&P Latin America                  260        55,432
          I-Shares Silver Trust                       370        45,695
          Materials Select Sector
            SPDR Trust                                650        26,325
          Rydex S&P Equal Weight                      500        25,600
          StreetTracks Gold Trust                     760        48,845
     Financial Services - Citigroup Inc.              900        46,161
     Gold/Silver Mining
          Freeport McMoRan Copper
            & Gold Inc.                               700        57,974
     Metals & Mining
          BHP Billiton LTD-ADR                        800        47,800
          Cameco Corp.                              1,000        50,740
          Southern Copper Corp.                       600        56,556
     Natural Gas Distribution -
          Keyspan Corp.                             1,200        50,376
     Natural Gas (Diversified)
          Amerigas Partners LP                        700        25,305
     Oil Gas Distribution
          LP Kinder Morgan
            Energy Partners                           400        22,076
          Teppco Partners LP                          500        22,180
     Oil Services & Equipment
          Diamond Offshore Drilling                   625        63,475
          Hess Corp.                                  900        53,064
          Smith International                       1,000        58,640
          Tidewater Inc.                              800        56,704
     Oil Refining & Marketing
          Sasol Limited                               300        11,262
          Suncor Energy Inc.                          300        26,976
          Sunoco Inc.                                 300        23,904
          Valero Energy Corp.                         900        66,474
     Telecommunication Services
          Verizon Communications Inc.               1,300        53,521
                                                             ----------
               Total common stock
                 (cost $1,102,488)                            1,255,054
                                                             ----------

SHORT-TERM INVESTMENTS - 13.5%
     Federated Prime Obligation Fund #10
               Total short-term
                  investments
                  (cost $4,485,267)             4,485,267     4,485,267
                                                             ----------

               Total investments in
                  securities (identified
                  cost $33,138,996)                         $33,242,058
                                                            ===========


See accompanying notes (unaudited).

KAVILCO INCORPORATED
(AN INVESTMENT COMPANY)


                                                   FOR THE SIX MONTHS
                                                  ENDED JUNE 30, 2007
STATEMENT OF OPERATIONS                                   (UNAUDITED)
INVESTMENT INCOME
     Interest                                             $   858,826
     Dividends                                                  5,605
                                                          -----------
          Total investment income                             864,431
                                                          -----------

EXPENSES
     Salaries and benefits                                    139,477
     Directors' compensation and expenses                     125,193
     Legal and accounting                                      22,948
     Custodian                                                  8,940
     Insurance expense                                         34,248
     Office and equipment leases                               28,283
     General and administrative                                49,295
                                                          -----------
          Total expenses                                      408,384
                                                          -----------

          Net investment income                               456,047
                                                          -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
     Net realized gain on investments                             174
     Net decrease in unrealized
          appreciation on investments (Note 3)              (317,352)
                                                          -----------

          Total realized and unrealized loss
          on investments                                    (317,178)
                                                          -----------

NET OPERATING INCOME                                          138,869
                                                          -----------

OTHER INCOME                                                   23,914
                                                          -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $   162,783
                                                          ===========

See accompanying notes (unaudited).


KAVILCO INCORPORATED
(AN INVESTMENT COMPANY)


                                                   FOR THE SIX MONTHS
                                                  ENDED JUNE 30, 2007
STATEMENT OF CHANGES IN NET ASSETS                        (UNAUDITED)
INCREASE IN NET ASSETS
FROM OPERATIONS
     Net investment income                           $        456,047
     Net realized gain on investments                             174
     Net decrease in unrealized appreciation
          on investments                                    (317,352)
     Other income                                              23,914
                                                      ---------------
          Net increase in net assets
              resulting from operations                       162,783
                                                      ---------------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                             (228,000)
                                                      ---------------
          Total decrease in net assets                       (65,217)

NET ASSETS
     Beginning of year                                     37,569,981
                                                      ---------------

     End of year                                      $    37,504,764
                                                      ===============


See accompanying notes (unaudited).

NOTES TO THE FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

NOTE 1. SEC COMPLIANCE
The following information discussed in Notes 1 and 2 are required to be conveyed to shareholders pursuant to Section 30 of the Investment Act of 1940.
Board fees               $29,700
Officers' compensation   $107,924

NOTE 2. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities for the six months ended June 30, 2007 totaled $14,727,347 and $4,000,000 respectively.

NOTE 3. UNREALIZED LOSS ON INVESTMENTS
Unrealized gain/loss is an accounting adjustment and does not enter into the calculation of dividend payments. The $317,352 unrealized loss is directly related to inflationary pressures and the Federal Reserve Board's action to increase interest rates. Increase in interest rates will adversely affect the value of our bond portfolio, but will afford Kavilco an opportunity to invest at higher interest rates.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT AND AFFILIATED PURCHASERS.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable when filing a semi-annual report to shareholders.
(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were voted on by shareholders during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's chief executive officer and chief financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)   Not applicable.

(a) (2) Separate certifications by the registrant's chief executive officer and chief financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

(a) (3) Not applicable. The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:  /s/ Louis A. Thompson
     ---------------------
     Louis A. Thompson
     Chief Executive Officer

Date:     August 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:  /s/ Scott Burns
     ---------------
     Scott Burns
     Chief Financial Officer

Date:     August 15, 2007